Share-based payments - Share-based payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (81)	$ (90)
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(28)	(29)
RSUs/PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(44)	(49)
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (9)	$ (12)